Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movements in Goodwill and Intangible Assets

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
		Indefinite-life
Movements during 2018	Goodwill	intangible assets	Software	Other	Total
Cost
1 January 2018	18,042	10,275	2,499	1,090	31,906
Hyperinflation restatement to 1 January 2018	244	25	3	—	272
Acquisitions of group companies	470	825	—	12	1,307
Disposals of group companies	(1)	(1)	—	—	(2)
Reclassification to held for sale(a)	(227)	(55)	(1)	—	(283)
Reclassification from held for sale	—	9	—	—	9
Additions	—	—	201	2	203
Disposals	—	—	—	(15)	(15)
Currency retranslation	(151)	156	(15)	14	4
Hyperinflationary adjustment	125	13	2	—	140

31 December 2018	18,502	11,247	2,689	1,103	33,541

Accumulated amortisation and impairment
1 January 2018	(1,161)	(14)	(1,637)	(693)	(3,505)
Hyperinflation restatement to 1 January 2018	—	—	(3)	—	(3)
Amortisation/impairment for the year	—	(198)	(297)	(61)	(556)
Disposals	—	—	—	14	14
Currency retranslation	—	—	12	(8)	4
Hyperinflationary adjustment	—	—	(2)	—	(2)

31 December 2018	(1,161)	(212)	(1,927)	(748)	(4,048)

Net book value 31 December 2018(b)	17,341	11,035	762	355	29,493

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
		Indefinite-life
Movements during 2017	Goodwill	intangible assets	Software	Other	Total
Cost
1 January 2017	18,789	8,358	2,578	1,068	30,793
Acquisitions of group companies	2,557	2,622	—	88	5,267
Reclassification to held for sale(a)	(2,228)	(82)	(1)	—	(2,311)
Reclassification from held for sale	28	—	—	—	28
Additions	—	—	153	1	154
Disposals	—	—	(78)	(1)	(79)
Currency retranslation	(1,104)	(623)	(153)	(66)	(1,946)

31 December 2017	18,042	10,275	2,499	1,090	31,906

Accumulated amortisation and impairment
1 January 2017	(1,165)	(13)	(1,484)	(698)	(3,360)
Amortisation/impairment for the year	—	—	(324)	(41)	(365)
Disposals	—	—	78	1	79
Currency retranslation	4	(1)	93	45	141

31 December 2017	(1,161)	(14)	(1,637)	(693)	(3,505)

Net book value 31 December 2017(b)	16,881	10,261	862	397	28,401

(a)

Goodwill and intangibles amounting to €283 million has been reclassified as held for sale in relation to the Spreads and Alsa baking and dessert businesses. In 2017 €2,311 million goodwill and intangibles related to Spreads business were reclassified as held for sale.

(b)

Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,789 million (2017: €1,770 million), Carver Korea €1,534 million (2017: € 1,520 million) and Hellmann’s €1,195 million (2017: €1,160 million).

Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs

The goodwill and indefinite-life intangible assets held in the significant CGUs are:

	€ billion	€ billion
		Indefinite-life
		intangible
2018 CGUs	Goodwill	assets
Foods & Refreshment Europe	3.9	1.6
Foods & Refreshment The Americas	3.9	2.1
Beauty & Personal Care The Americas	4.0	2.8
Beauty & Personal Care Asia/AMET/RUB	1.7	2.0

	€ billion	€ billion
		Indefinite-life
2017 CGUs	Goodwill	intangible assets
Foods (excluding spreads) Europe	4.5	1.6
Foods (excluding spreads) The Americas	2.8	1.4
Foods (excluding spreads) Asia/AMET/RUB	1.5	0.4
Beauty & Personal Care The Americas	2.5	1.5

Summary of Key Assumptions Used in Discounted Cash Flow Projections

For the significant CGUs, the following key assumptions were used in the discounted cash flow projections:

	Foods &	Foods &	Beauty &	Beauty &
	Refreshment	Refreshment	Personal Care	Personal Care
			The	Asia/
	Europe	The Americas	Americas	AMET/RUB
Longer-term sustainable growth rates	1.2%	1.6%	1.6%	3.8%
Average near-term nominal growth rates	0.0%	0.7%	2.8%	3.9%
Average operating margins	16%	15%	20%	22%